Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair values are derived using the valuation techniques described in Note 13. The total notional or contractual amounts and fair values as of June 30, 2012 and December 31, 2011 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
June 30, 2012
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,003,000	$—	$146,541

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	2,154,183	16,661	1,505
Forward and optional forward sales commitments	2,602,404	3,272	19,581
Foreign exchange contracts	1,005,432	11,987	7,924
Equity, foreign currency, commodity and metals indexed options	215,325	17,533	—
Options embedded in customer deposits	214,623	—	17,379
Indemnification assets	369,215	9,383	—

Total freestanding derivatives		58,836	46,389

Total derivatives		$58,836	$192,930

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
December 31, 2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Indemnification assets	482,094	8,540	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

The total notional or contractual amounts and fair values as of December 31, 2011 and 2010 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Recourse commitment asset	204,501	8,540	—
Indemnification asset	277,593	—	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2010
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$888,000	$1,893	$24,732

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	608,126	1,989	5,663
Forward sales commitments	1,366,401	27,682	2,490
Optional forward sales commitments	80,173	1,160	62
Interest rate swaps	18,000	—	217
Foreign exchange contracts	1,002,903	37,653	2,008
Equity, foreign currency, commodity and metals indexed options	165,740	28,131	—
Options embedded in customer deposits	164,909	—	27,862
Indemnification asset	497,903	8,680	—

Total freestanding derivatives		105,295	38,302

Total derivatives		$107,188	$63,034

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Activity for derivatives in cash flow hedge relationships for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gains (losses), net of tax, recognized in AOCI (effective portion)	$(14,012)	$(8,340)	$(7,530)	$(12,291)
Reclassifications to interest expense (effective portion)	(1,964)	(1,768)	(3,674)	(3,797)
Pretax losses recognized in interest expense (ineffective portion)	(205)	(10)	(270)	(10)

Activity for derivatives in cash flow hedge relationships for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
(Losses) gains, net of tax, recognized in AOCI (effective portion)	$(68,660)	$(13,010)	$6,881
Pretax losses reclassified from AOCI to interest expense (effective portion)	(7,515)	(5,388)	(4,079)
Pretax gains (losses) recognized in interest expense (ineffective portion)	72	(4)	53

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table shows the net losses recognized for the three and six months ended June 30, 2012 and 2011 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification assets which are recognized in general and administrative expense.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Freestanding derivatives (economic hedges)
Gains (losses) on interest rate contracts (1)	$(36,358)	$(23,581)	$(48,188)	$(20,682)
Gains (losses) on indemnification assets (2)	570	—	843	(8,680)
Other	(49)	(44)	397	(44)

Total	$(35,837)	$(23,625)	$(46,948)	$(29,406)

(1)	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
(2)	Refer to Note 13 for a discussion of the indemnification asset.

The following table shows the net losses recognized for the years ended December 31, 2011, 2010 and 2009 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification asset and the recourse commitment asset which are recognized in general and administrative expense.

	2011	2010	2009
Freestanding derivatives (economic hedges)
Losses on interest rate contracts	$(69,490)	$(50,728)	$(29,446)
Loss on indemnification asset	(8,680)	(22,023)	—
Other	(444)	—	24

	$(78,614)	$(72,751)	$(29,422)